Consolidated and carve-out statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Net loss	$ (87,009)	$ (59,943)	$ (23,481)
Adjustments for:
Financial income	0	(1)	(15)
Financial expense	0	1,077	17
Depreciation and amortization expenses	303	270	152
Revaluation on contingent consideration liabilities	(6,870)	12,938	1,991
Share-based payments	24,901	5,445	2,085
Group’s pension expense	215	440	196
Net foreign exchange differences	(290)	(832)	(811)
Changes in working capital:
–(Increase)/Decrease in other current receivables	116	(612)	(245)
–(Increase) in other current assets	(891)	(4,885)	(600)
–Increase/(Decrease) in trade payables	(574)	5,594	2,994
–Increase in accrued expenses	3,256	1,990	2,656
–Increase/(Decrease) in other current liabilities	(713)	309	374
–Decrease in payables due to related parties	0	0	(208)
–Interest paid	(1)	(2)	(2)
Payment of contingent consideration liability	(4,582)	0	0
Cash flows from (used in) operating activities	(72,139)	(38,212)	(14,897)
Payments for property, plant and equipment	(57)	(93)	(56)
Payments for financial assets	0	(7)	(4)
Proceeds from security deposits	0	30	0
Interest received	0	1	15
Payment of contingent consideration liability	(5,418)	0	0
Acquisition of Comet Platform	(1,197)	0	0
Cash flow used in investing activities	(6,672)	(69)	(45)
Share capital increase	154,125	55,137	15,349
Transaction costs due to capital increase	(12,663)	(1,333)	0
Proceeds from Convertible loans	0		17,069
Net transactions with the Parent Group	0	0	480
Lease principal payments	(135)	(148)	(86)
Cash flow provided by financing activities	141,327	56,587	32,812
Net increase in cash and cash equivalents	62,516	18,306	17,870
Cash and cash equivalents at beginning of the year	40,172	19,813	2,126
Net effect of exchange rate changes on cash and cash equivalents	19	2,053	(183)
Cash and cash equivalents at end of the year	$ 102,707	$ 40,172	$ 19,813